Condensed Consolidating Financial Information (Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Current Assets
Cash and cash equivalents	$ 1,105		$ 2,951		$ 2,304		$ 1,494
Funds deposited by counterparties	258		408
Restricted cash	292		8
Accounts receivable-trade, net	834		734
Inventory	308		453
Derivative instruments	4,216		1,964
Cash collateral paid in support of energy risk management activities	311		323
Prepayments and other current assets	273		296
Total current assets	7,597		7,137
Net property, plant and equipment	13,621		12,517
Other Assets
Investment in subsidiaries	0		0
Equity investments in affiliates	640		536
Capital leases and notes receivable, less current portion	342		384
Goodwill	1,886		1,868
Intangible assets, net	1,419		1,776
Nuclear decommissioning trust fund	424		412
Derivative instruments	450		758
Restricted cash supporting funded letter of credit facility	0		1,300
Other non-current assets	336		208
Total other assets	5,497		7,242
Total Assets	26,715		26,896
Current Liabilities
Current portion of long-term debt and capital leases	87	[1]	463	[1]
Accounts payable	808		783
Derivative instruments	3,751		1,685
Deferred income taxes	127		108
Cash collateral received in support of energy risk management activities	258		408
Accrued expenses and other current liabilities	640		773
Total current liabilities	5,671		4,220
Other Liabilities
Long-term debt and capital leases	9,745		8,748
Funded letter of credit	0		1,300
Nuclear decommissioning reserve	335		317
Nuclear decommissioning trust liability	254		272
Postretirement and other benefit obligations	400		322
Deferred income taxes	1,389		1,989
Derivative instruments	464		365
Out-of-market commodity contracts	183		223
Other non-current liabilities	356		820
Total non-current liabilities	13,126		14,356
Total Liabilities	18,797		18,576
3.625% Preferred Stock	249		248
Total Stockholders' Equity	7,669		8,072		7,697		7,123
Total Liabilities and Stockholders' Equity	26,715		26,896
Guarantor Subsidiaries
Current Assets
Cash and cash equivalents	44		168		20		(2)
Funds deposited by counterparties	258		408
Restricted cash	8		2
Accounts receivable-trade, net	789		693
Inventory	300		445
Derivative instruments	4,222		1,964
Cash collateral paid in support of energy risk management activities	311		321
Prepayments and other current assets	1,229		112
Total current assets	7,161		4,113
Net property, plant and equipment	10,456		10,816
Other Assets
Investment in subsidiaries	225		811
Equity investments in affiliates	33		47
Capital leases and notes receivable, less current portion	1		6,507
Goodwill	1,886		1,868
Intangible assets, net	1,340		1,716
Nuclear decommissioning trust fund	424		412
Derivative instruments	450		758
Restricted cash supporting funded letter of credit facility			0
Other non-current assets	55		42
Total other assets	4,414		12,161
Total Assets	22,031		27,090
Current Liabilities
Current portion of long-term debt and capital leases	0		1,150
Accounts payable	(407)		(2,665)
Derivative instruments	3,712		1,665
Deferred income taxes	534		515
Cash collateral received in support of energy risk management activities	258		408
Accrued expenses and other current liabilities	371		399
Total current liabilities	4,468		1,472
Other Liabilities
Long-term debt and capital leases	264		1,857
Funded letter of credit			0
Nuclear decommissioning reserve	335		317
Nuclear decommissioning trust liability	254		272
Postretirement and other benefit obligations	367		309
Deferred income taxes	950		1,464
Derivative instruments	394		294
Out-of-market commodity contracts	208		248
Other non-current liabilities	177		195
Total non-current liabilities	2,949		4,956
Total Liabilities	7,417		6,428
3.625% Preferred Stock	0		0
Total Stockholders' Equity	14,614		20,662
Total Liabilities and Stockholders' Equity	22,031		27,090
Non-Guarantor Subsidiaries
Current Assets
Cash and cash equivalents	85		111		120		159
Funds deposited by counterparties	0		0
Restricted cash	231		6
Accounts receivable-trade, net	45		38
Inventory	8		8
Derivative instruments	0		0
Cash collateral paid in support of energy risk management activities	0		2
Prepayments and other current assets	28		60
Total current assets	397		225
Net property, plant and equipment	3,116		1,515
Other Assets
Investment in subsidiaries	491		248
Equity investments in affiliates	607		489
Capital leases and notes receivable, less current portion	341		380
Goodwill	0		0
Intangible assets, net	84		58
Nuclear decommissioning trust fund	0		0
Derivative instruments	0		0
Restricted cash supporting funded letter of credit facility			1,300
Other non-current assets	72		22
Total other assets	1,595		2,497
Total Assets	5,108		4,237
Current Liabilities
Current portion of long-term debt and capital leases	72		223
Accounts payable	122		229
Derivative instruments	23		3
Deferred income taxes	(51)		(51)
Cash collateral received in support of energy risk management activities	0		0
Accrued expenses and other current liabilities	23		34
Total current liabilities	189		438
Other Liabilities
Long-term debt and capital leases	1,999		991
Funded letter of credit			0
Nuclear decommissioning reserve	0		0
Nuclear decommissioning trust liability	0		0
Postretirement and other benefit obligations	0		(1)
Deferred income taxes	273		279
Derivative instruments	66		34
Out-of-market commodity contracts	6		6
Other non-current liabilities	96		30
Total non-current liabilities	2,440		1,339
Total Liabilities	2,629		1,777
3.625% Preferred Stock	0		0
Total Stockholders' Equity	2,479		2,460
Total Liabilities and Stockholders' Equity	5,108		4,237
NRG Energy, Inc.
Current Assets
Cash and cash equivalents	976		2,672		2,164		1,337
Funds deposited by counterparties	0		0
Restricted cash	53		0
Accounts receivable-trade, net	0		3
Inventory	0		0
Derivative instruments	0		0
Cash collateral paid in support of energy risk management activities	0		0
Prepayments and other current assets	(983)		1,313
Total current assets	46		3,988
Net property, plant and equipment	67		186
Other Assets
Investment in subsidiaries	16,169		22,046
Equity investments in affiliates	0		0
Capital leases and notes receivable, less current portion	172		2,130
Goodwill	0		0
Intangible assets, net	33		33
Nuclear decommissioning trust fund	0		0
Derivative instruments	0		0
Restricted cash supporting funded letter of credit facility			0
Other non-current assets	209		144
Total other assets	16,583		24,353
Total Assets	16,696		28,527
Current Liabilities
Current portion of long-term debt and capital leases	15		240
Accounts payable	1,093		3,219
Derivative instruments	22		17
Deferred income taxes	(356)		(356)
Cash collateral received in support of energy risk management activities	0		0
Accrued expenses and other current liabilities	247		379
Total current liabilities	1,021		3,499
Other Liabilities
Long-term debt and capital leases	7,654		14,533
Funded letter of credit			1,300
Nuclear decommissioning reserve	0		0
Nuclear decommissioning trust liability	0		0
Postretirement and other benefit obligations	33		14
Deferred income taxes	166		246
Derivative instruments	4		37
Out-of-market commodity contracts	0		0
Other non-current liabilities	83		595
Total non-current liabilities	7,940		16,725
Total Liabilities	8,961		20,224
3.625% Preferred Stock	249		248
Total Stockholders' Equity	7,486		8,055
Total Liabilities and Stockholders' Equity	16,696		28,527
Eliminations
Current Assets
Cash and cash equivalents	0	[2]	0	[2]	0	[2]	0	[2]
Funds deposited by counterparties	0	[2]	0	[2]
Restricted cash	0	[2]	0	[2]
Accounts receivable-trade, net	0	[2]	0	[2]
Inventory	0	[2]	0	[2]
Derivative instruments	(6)	[2]	0	[2]
Cash collateral paid in support of energy risk management activities	0	[2]	0	[2]
Prepayments and other current assets	(1)	[2]	(1,189)	[2]
Total current assets	(7)	[2]	(1,189)	[2]
Net property, plant and equipment	(18)	[2]	0	[2]
Other Assets
Investment in subsidiaries	(16,885)	[2]	(23,105)	[2]
Equity investments in affiliates	0	[2]	0	[2]
Capital leases and notes receivable, less current portion	(172)	[2]	(8,633)	[2]
Goodwill	0	[2]	0	[2]
Intangible assets, net	(38)	[2]	(31)	[2]
Nuclear decommissioning trust fund	0	[2]	0	[2]
Derivative instruments	0	[2]	0	[2]
Restricted cash supporting funded letter of credit facility			0	[2]
Other non-current assets	0	[2]	0	[2]
Total other assets	(17,095)	[2]	(31,769)	[2]
Total Assets	(17,120)	[2]	(32,958)	[2]
Current Liabilities
Current portion of long-term debt and capital leases	0	[2]	(1,150)	[2]
Accounts payable	0	[2]	0	[2]
Derivative instruments	(6)	[2]	0	[2]
Deferred income taxes	0	[2]	0	[2]
Cash collateral received in support of energy risk management activities	0	[2]	0	[2]
Accrued expenses and other current liabilities	(1)	[2]	(39)	[2]
Total current liabilities	(7)	[2]	(1,189)	[2]
Other Liabilities
Long-term debt and capital leases	(172)	[2]	(8,633)	[2]
Funded letter of credit			0	[2]
Nuclear decommissioning reserve	0	[2]	0	[2]
Nuclear decommissioning trust liability	0	[2]	0	[2]
Postretirement and other benefit obligations	0		0	[2]
Deferred income taxes	0	[2]	0	[2]
Derivative instruments	0	[2]	0	[2]
Out-of-market commodity contracts	(31)	[2]	(31)	[2]
Other non-current liabilities	0	[2]	0	[2]
Total non-current liabilities	(203)	[2]	(8,664)	[2]
Total Liabilities	(210)	[2]	(9,853)	[2]
3.625% Preferred Stock	0	[2]	0	[2]
Total Stockholders' Equity	(16,910)	[2]	(23,105)	[2]
Total Liabilities and Stockholders' Equity	$ (17,120)	[2]	$ (32,958)	[2]

[1]	Includes discount of $(5) million and $(5) million on the NRG Peaker Finance debt as of December 31, 2011, and 2010, respectively.
[2]	All significant intercompany transactions have been eliminated in consolidation.